Consolidated Statement of Income - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 6,805	€ 6,414	€ 13,307	€ 12,409
Interest expense		3,174	2,950	6,374	5,994
Net interest income	[2]	3,630	3,465	6,933	6,415
Provision for credit losses		161	95	301	183
Net interest income after provision for credit losses		3,469	3,369	6,632	6,232
Commissions and fee income		2,484	2,634	4,865	5,286
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		213	147	982	1,296
Net gains (losses) on financial assets at amortized cost		1	0	1	2
Net gains (losses) on financial assets mandatory at fair value through other comprehensive income		24	125	70	279
Net income (loss) from equity method investments		45	74	79	176
Other income (loss)		(195)	146	(377)	113
Total noninterest income		2,573	3,126	5,620	7,152
Compensation and benefits		2,813	3,050	5,679	6,052
General and administrative expenses		3,089	2,552	6,159	6,008
Impairment of goodwill and other intangible assets		1,035	0	1,035	0
Restructuring activities		50	182	33	181
Total noninterest expenses		6,987	5,784	12,906	12,241
Profit (loss) before tax		(946)	711	(654)	1,143
Income tax expense (benefit)		2,204	310	2,295	622
Net income (loss)		(3,150)	401	(2,949)	521
Net income (loss) attributable to noncontrolling interests		40	40	63	40
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ (3,190)	€ 361	€ (3,012)	€ 481

[1]	Interest and similar income include EUR4.6billion for the three months ended June 30, 2019 and EUR4.2billion for the three months ended June 30, 2018 and EUR9.2billion for the six months ended June 30, 2019 and EUR8.2billion for the six months ended June 30, 2018 were calculated based on the effective interest method.
[2]	Prior period comparatives have been restated. EUR35million and EUR73million were reclassified from Net interest income to Commission and fee Income for the three months and six months ended June 30, 2018, respectively.